Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income / (loss)	$ 13,469,207	$ (24,809,502)
Adjustment to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	23,918,364	24,289,741
Amortization of deferred drydock expenditures	4,485,885	3,443,651
Share-based compensation	2,437,422	1,646,951
Loss on sale of vessels	0	13,162,192
Amortization of deferred finance fees	1,301,184	1,526,417
Unrealized losses on derivatives	88,003	0
Foreign exchange	39,537	(100,398)
Deferred drydock expenditures	(4,535,473)	(4,295,870)
Changes in operating assets and liabilities:
Receivables	10,358,259	2,757,139
Prepaid expenses and other assets	323,816	739,601
Advances and deposits	1,232,291	(912,491)
Inventories	1,237,496	3,784,136
Accounts payable	(936,126)	(4,230,783)
Accrued expenses and other liabilities	(6,422,257)	(3,696,144)
Accrued interest on debt and finance leases	(81,654)	(28,100)
Net cash provided by operating activities	46,915,954	13,276,540
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	0	26,557,707
Payments for acquisition of vessels and vessel equipment	(17,664,815)	(2,517,886)
Advances for Ballast water treatment systems	(2,248,826)	253,429
Payments for other non-current assets	(121,425)	(159,856)
Net cash (used in) / provided by investing activities	(20,035,066)	24,133,394
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	7,801,248	0
Repayments of long-term debt	(12,579,795)	(26,183,384)
Repayments of finance leases	(13,948,978)	(21,915,830)
Payment of dividend	(1,659,308)	0
Net cash (used in) financing activities	(20,386,833)	(48,099,214)
Net increase / (decrease) in cash and cash equivalents	6,494,055	(10,689,280)
Cash and cash equivalents at the beginning of the year	51,723,107	56,903,038
Cash and cash equivalents at the end of the period	$ 58,217,162	$ 46,213,758